Annual Total Returns- Federated Hermes Prime Cash Obligations Fund (Class R Shares) [BarChart] - Class R Shares - Federated Hermes Prime Cash Obligations Fund - R	2016	2017	2018	2019	2020
Total	0.01%	0.15%	0.99%	1.30%	0.15%